Write downs and other provisions (Tables)	6 Months Ended
Jun. 30, 2022
Detailed Information About Writedowns And Other Provisions [Abstract]
Summary of Detailed Information About Write Downs And Other Provisions
The following table provides a breakdown for write downs and other provisions:

	For the six months ended June 30,
(€ thousands)	2022	2021
Reversal/(Loss) allowance on trade receivables	101	(179)
Provision for legal expenses	(53)	(276)
Provision for restoration obligations for leased stores	(245)	316
Agnona disposal and write downs	—	(4,164)
Other provisions	(457)	1,129
Total write downs and other provisions	(654)	(3,174)